Leases - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Weighted average remaining lease term	7 years 4 months 24 days	9 years 1 month 6 days	10 years 1 month 6 days	10 years
Weighted average discount rate	4.40%	4.90%	4.90%	4.90%
Finance leases	$ 0
Operating lease cost	5,252,000	$ 8,169,000	$ 10,261,000	$ 14,964,000
Short term leases cost	1,228,000	$ 898,000	$ 1,114,000	$ 2,282,000
Lessee operating lease, lease not yet commenced	$ 0